SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2019	1,453,741	1,736,143	2,189,297	1,959,014
Weighted average remaining contractual life	3 years 5 months 12 days
Shares upon exercise of options exercisable as of December 31, 2019	1,240,005	1,281,665	1,274,649
$23.31-27.58 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	₪ 23.31
Exercise Prices, maximum	₪ 27.58
Shares upon exercise of options outstanding as of December 31, 2019	64,500
Weighted average remaining contractual life	2 years 7 months 17 days
Shares upon exercise of options exercisable as of December 31, 2019	64,500
$15.43-17.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	₪ 15.2
Exercise Prices, maximum	₪ 17.07
Shares upon exercise of options outstanding as of December 31, 2019	49,936
Weighted average remaining contractual life	1 year 11 months 19 days
Shares upon exercise of options exercisable as of December 31, 2019	49,936
$10.16-14.68 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	₪ 10.0
Exercise Prices, maximum	₪ 14.68
Shares upon exercise of options outstanding as of December 31, 2019	173,250
Weighted average remaining contractual life	3 years 11 months 1 day
Shares upon exercise of options exercisable as of December 31, 2019	173,250
$5.01-9.13 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	₪ 5.01
Exercise Prices, maximum	₪ 9.7
Shares upon exercise of options outstanding as of December 31, 2019	508,083
Weighted average remaining contractual life	2 years 10 months 3 days
Shares upon exercise of options exercisable as of December 31, 2019	508,083
$0.1-4.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	₪ 0.1
Exercise Prices, maximum	₪ 4.95
Shares upon exercise of options outstanding as of December 31, 2019	657,972
Weighted average remaining contractual life	4 years
Shares upon exercise of options exercisable as of December 31, 2019	657,972